Taxation - Operating losses carry forwards (Details) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Taxation
Net operating losses carry forwards	¥ 451,699
Net operating losses carry forwards, expire in December 31, 2022, if unused	52,392
Net operating losses carry forwards, expire in December 31, 2023, if unused	44,733
Net operating losses carry forwards, expire in December 31, 2024, if unused	24,414
Net operating losses carry forwards, expire in December 31, 2025, if unused	36,908
Net operating losses carry forwards, expire in December 31, 2026, if unused	171,933
Net operating losses carry forwards, expire in December 31, 2031, if unused	¥ 121,319